CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 2,786	$ 1,205	$ 1,482
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	711	615	563
Amortization of deferred loan charges	43	30	31
Amortization of unfavorable and favorable contracts	(65)	12	(1)
Amortization of mobilization revenue	(136)	(162)	(96)
Impairment loss on marketable securities	0	0	10
Share of results from associated companies	223	220	420
Share-based compensation expense	7	8	10
Gain on disposal of fixed assets	(61)	0	(22)
Gain on decline in ownership interest	(18)	(169)	0
Unrealized (gain)/loss related to derivative financial instruments	(249)	6	261
Gain on realization of marketable securities	0	(86)	(416)
Gain on loss of control of subsidiary	0	0	(540)
Dividends received from associated company	15	18	57
Deferred income tax (benefit)/expense	(47)	25	(9)
Unrealized foreign exchange (gain)/loss on long term debt	(47)	6	(5)
Gain recognized related to bargain purchase	(32)	0	0
Gain on sale of tender rig business	(1,256)	0	0
Payments for long-term maintenance	(190)	(133)	(147)
Changes in operating assets and liabilities, net of effect of acquisitions
Unrecognized mobilization fees received from customers	226	238	58
Trade accounts receivable	(206)	(198)	(52)
Trade accounts payable	(29)	34	(35)
Prepaid expenses/accrued revenue	(45)	(64)	79
Interest bearing note receivable with customers	0	(76)	0
Other, net	65	61	21
Net cash provided by operating activities	1,695	1,590	1,669
Cash Flows from Investing Activities
Additions to newbuildings	(3,884)	(1,343)	(2,381)
Additions to drilling units and equipment	(389)	(214)	(15)
Sale of rigs and equipment	48	0	245
Settlement of disputes with ship yard	0	38	0
Business combinations and step acquisitions, net of cash acquired	(554)	0	0
Proceeds from sale of tender rigs	1,958	0	0
Investment in subsidiaries, net of cash acquired	0	0	(26)
Cash deconsolidated upon loss of control in subsidiary	0	0	(127)
Change in restricted cash	123	102	(43)
Investment in associated companies	(151)	(153)	(287)
Disposal of associated companies	0	65	0
Short-term loan granted to related parties	0	(55)	0
Purchase of marketable securities	0	(19)	(13)
Long term loan granted to related parties	(125)	(20)	0
Repayment from long term loan granted to related parties	(10)	(20)	0
Proceeds from disposal of marketable securities	0	219	161
Net cash used in investing activities	(2,964)	(1,360)	(2,486)
Cash Flows from Financing Activities
Proceeds from debt	7,703	3,477	5,929
Repayments of debt	(4,919)	(2,752)	(4,116)
Debt fees paid	(93)	(37)	(49)
Proceeds from debt to related party	756	1,013	0
Repayments of debt to related party	(1,181)	(487)	0
Amounts paid to non-controlling interests	(69)	(50)	(95)
Contribution from non-controlling interests, net of issuance cost	365	350	418
Proceeds relating to share forward contracts and other derivatives	453	0	0
Purchase of treasury shares	(39)	0	(130)
Proceeds from sale of treasury shares	6	16	21
Dividends paid	(1,287)	(1,925)	(1,440)
Net cash provided by/(used in) financing activities	1,695	(395)	538
Effect of exchange rate changes on cash and cash equivalents	0	0	7
Net increase/(decrease) in cash and cash equivalents	426	(165)	(272)
Cash and cash equivalents at beginning of the period	318	483	755
Cash and cash equivalents at the end of period	744	318	483
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	336	260	208
Taxes paid	$ 109	$ 179	$ 188